Summary of Trust Preferred Securities Issued by Trusts (Detail) (USD $) In Millions, unless otherwise specified				12 Months Ended											12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2012 BNY Institutional Capital Trust A		Dec. 31, 2011 BNY Institutional Capital Trust A		Dec. 31, 2012 MEL Capital III		Dec. 31, 2011 MEL Capital III		Dec. 31, 2011 MEL Capital IV		Dec. 31, 2012 MEL Capital IV	Dec. 31, 2011 BNY Capital IV	Nov. 26, 2012 BNY Capital IV	Dec. 31, 2011 BNY Capital V	Nov. 26, 2012 BNY Capital V
Amount of junior subordinated debentures	$ 623	$ 1,659		$ 300		$ 300		$ 323	[1]	$ 309	[2]	$ 500			$ 200		$ 350
Interest rate				7.78%		7.78%		6.37%	[1]	6.37%	[2]	6.24%			6.88%	6.875%	5.95%	5.95%
Assets of trust	$ 1,125	$ 1,676	[3]	$ 309		$ 309	[3]	$ 316	[1]	$ 300	[2],[3]	$ 500	[3]	$ 500	$ 206 [3]		$ 361 [3]
Due date				2026		2026		2036	[1]	2036	[2]				2028		2033
Call date				2006		2006		2016	[1]	2016	[2]	2012			2004		2008
Call price				101.56%	[4]	101.95%	[4]

[1]	Amount was translated from Sterling into U.S. dollars on a basis of U.S. $1.62 to £1, the rate of exchange on Dec. 31, 2012.
[2]	Amount was translated from Sterling into U.S. dollars on a basis of U.S. $1.54 to £1, the rate of exchange on Dec. 31, 2011.
[3]	Junior subordinated debentures and interest in stock purchase contracts for Mellon Capital IV.
[4]	Call price decreases ratably to par in the year 2016.